Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 26, 2022	Mar. 27, 2021
Common stock, shares outstanding	18,513,413	18,328,943
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares issued	0	0
Class A Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares issued	10,795,443	10,610,973
Common stock, shares outstanding	10,795,443	10,610,973
Class B Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares issued	7,717,970	7,717,970
Common stock, shares outstanding	7,717,970	7,717,970